Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Licenses
Licenses
Licenses

	2016	2015
(Dollars in millions)
Balance at beginning of year	$1,834	$1,443
Acquisitions	53	346
Transferred to Assets held for sale	(8)	–
Exchanges - Licenses received	25	43
Exchanges - Licenses surrendered	(18)	–
Other	–	2
Balance at end of year	$1,886	$1,834